[BISYS Letterhead]


                                                                     May 6, 2005


VIA EDGAR

U.S. Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

         Subject: Gartmore Variable Insurance Trust -- SEC File Nos. 2-73024, 811-3213
                   -------------------------------------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus for each of the following funds:

VAN KAMPEN GVIT COMSTOCK VALUE FUND;
DREYFUS GVIT INTERNATIONAL VALUE FUND;
DREYFUS GVIT MID CAP INDEX FUND;
FEDERATED GVIT HIGH INCOME BOND FUND;
GARTMORE GVIT ASIA PACIFIC LEADERS FUND;
GARTMORE GVIT DEVELOPING MARKETS FUND;
GARTMORE GVIT EMERGING MARKETS FUND;
GARTMORE GVIT EUROPEAN LEADERS FUND;
GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND;
GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND;
GARTMORE GVIT GLOBAL SMALL COMPANIES FUND;
GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND;
GARTMORE GVIT GLOBAL UTILITIES FUND;
GARTMORE GVIT GOVERNMENT BOND FUND;
GARTMORE GVIT GROWTH FUND;
GARTMORE GVIT INTERNATIONAL GROWTH FUND;
GARTMORE GVIT MID CAP GROWTH FUND;
GARTMORE GVIT MONEY MARKET FUND;
GARTMORE GVIT MONEY MARKET FUND II;
GARTMORE GVIT NATIONWIDE FUND;
GARTMORE GVIT NATIONWIDE LEADERS FUND;
GARTMORE GVIT OTC FUND;
GARTMORE GVIT NATIONWIDE PRINCIPAL PROTECTED FUND;
GARTMORE GVIT U.S. GROWTH LEADERS FUND;
GARTMORE GVIT WORLDWIDE LEADERS FUND

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U.S. Securities and Exchange Commission May 6, 2005
Page 2


GVIT EQUITY 500 INDEX FUND;
GVIT SMALL COMPANY FUND;
GVIT SMALL CAP GROWTH FUND;
GVIT SMALL CAP VALUE FUND;
J.P. MORGAN GVIT BALANCED FUND; and
VAN KAMPEN GVIT MULTI SECTOR BOND FUND

that could have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 82 to the Registration Statement of the Gartmore Variable Insurance Trust that has been filed electronically.

         Please note that this does not include the form of Prospectus for each of the following funds:

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND;
GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND;
GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND;
GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND; and GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

and the form of Statement of Additional Information for all series of the Gartmore Variable Insurance Trust that will be filed with the Securities and Exchange Commission under Rule 497(c).

         Post-Effective Amendment No. 82 became effective with the Securities and Exchange Commission on May 2, 2005.

         If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (617) 824-1229.

                                                       Sincerely,
                                                       ---------------------
                                                       /s/ Charles J. Daly
                                                       Charles J. Daly